Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed balance sheet - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 04, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 200,442,720			$ 201,401,935
Liabilities and stockholders' equity
Total current liabilities	2,471,859			242,903
Total liabilities	105,031,859			35,562,903
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value	200,000,000			200,000,000
Stockholders' equity
Accumulated deficit	(104,589,639)			(34,161,468)
Total stockholders' equity (deficit)	(104,589,139)	$ (57,279,725)	$ (55,002,601)	(34,160,968)	$ (18,307,345)		$ 6,793
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	200,442,720			201,401,935
Common Class A Subject To Redemption [Member]
Liabilities and stockholders' equity
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value	$ 200,000,000			200,000,000
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		200,616,025	200,872,655	201,401,935	201,529,675	$ 201,823,251
Liabilities and stockholders' equity
Total liabilities		57,895,749	55,875,256	35,562,903	19,837,020	20,374,982
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value		137,720,270	139,997,390		176,692,650
Stockholders' equity
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Class A common stock - $0.0001 par value		623	600		233	176,448,260
Class B common stock					575
Additional paid-in capital		44,252,155	41,975,057	21,133,625	5,280,089	5,524,476
Accumulated deficit		(39,253,272)	(36,976,148)	(16,134,515)	(280,892)	(525,278)
Total stockholders' equity (deficit)		5,000,006	5,000,009	5,000,002		5,000,009
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		200,616,025	200,872,655	201,401,935	201,529,675	201,823,251
As Previously Reported [Member] | Common Class A Subject To Redemption [Member]
Stockholders' equity
Total stockholders' equity (deficit)					5,000,005
Restatement Adjustment [Member]
Liabilities and stockholders' equity
Total liabilities
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value		62,279,730	60,002,610		23,307,350
Stockholders' equity
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Class A common stock - $0.0001 par value		(623)	(600)		(233)	23,551,740
Additional paid-in capital		(44,252,155)	(41,975,057)	(21,133,625)	(5,280,089)	(5,524,476)
Accumulated deficit		(18,026,953)	(18,026,953)	(18,026,953)	(18,027,028)	(18,027,028)
Total stockholders' equity (deficit)		(62,279,730)	(60,002,610)	(39,160,970)		(23,551,740)
Restatement Adjustment [Member] | Common Class A Subject To Redemption [Member]
Stockholders' equity
Total stockholders' equity (deficit)					(23,307,350)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		200,616,025	200,872,655	201,401,935	201,529,675	201,823,251
Liabilities and stockholders' equity
Total liabilities		57,895,749	55,875,256	35,562,903	19,837,020	20,374,982
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value		200,000,000	200,000,000		200,000,000
Stockholders' equity
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Class A common stock - $0.0001 par value						200,000,000
Class B common stock					575
Accumulated deficit		(57,280,225)	(55,003,101)	(34,161,468)	(18,307,920)	(18,552,306)
Total stockholders' equity (deficit)		(57,279,725)	(55,002,601)	(34,160,968)		(18,551,731)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		$ 200,616,025	$ 200,872,655	$ 201,401,935	201,529,675	$ 201,823,251
As Restated [Member] | Common Class A Subject To Redemption [Member]
Stockholders' equity
Total stockholders' equity (deficit)					$ (18,307,345)